Summary of Restricted Stock and RSU Activity (Detail) (Restricted Stock And Restricted Stock Units, USD $)	3 Months Ended
Mar. 31, 2015
Restricted Stock And Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance	542,342
Granted	264,000
Vested	(39,921)
Forfeited	(22,000)
Balance	744,421
Balance	$ 15.05
Granted	$ 12.49
Vested	$ 10.04
Forfeited	$ 10.57
Balance	$ 13.34
Weighted Average Remaining Contractual Term	1 year 7 months 24 days
Average Intrinsic Value	$ 6,387,133